SHARE-BASED COMPENSATION - Narrative (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 01, 2021	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)			17,161,000		17,161,000		15,703,000	10,147,000	6,236,000		3,942,000
Share-based compensation expense			$ 1,802,000	$ 1,259,000	$ 3,696,000	$ 2,217,000	$ 5,143,000	$ 1,757,000	$ 1,237,000
Unrecognized compensation cost, non-vested stock options			$ 8,600,000		$ 8,600,000		$ 10,400,000
Weighted average period unvested stock to be recognized					2 years 4 months 9 days		2 years 8 months 12 days
Weighted-average grant-date fair value of stock options granted (in dollars per share)					$ 0.46	$ 2.17	$ 2.16	$ 0.56	$ 1.02
Exercise of stock options (in shares)					0		34,000	12,000	90,000
Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)			3,500,000		3,500,000		2,800,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)			17,161,000		17,161,000		15,703,000	10,147,000
Share-based compensation expense			$ 1,200,000	1,300,000	$ 2,500,000	$ 2,200,000	$ 4,600,000	$ 1,800,000	$ 1,200,000
Stock options | 2014 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance (in shares)	12,000,000	7,900,000
Shares reserved for future issuance (in shares)			3,100,000		3,100,000		8,900,000
Award vesting period					4 years		4 years
Expected term					10 years		10 years
Options outstanding (in shares)			13,600,000		13,600,000		12,800,000
Stock options | 2014 Stock Incentive Plan | Vesting on the First Anniversary of Date of Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of original number of shares subject to the option vesting					25.00%		25.00%
Stock options | 2014 Stock Incentive Plan | Vesting at End of Each Successive Three-Month Period Thereafter
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of original number of shares subject to the option vesting					6.25%		6.25%
Stock options | Stock Incentive Plan 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term					10 years		10 years
Vested stock options outstanding (in shares)					100,000		100,000
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)			8,063,000		8,063,000		3,041,000	0
Unrecognized compensation expense			$ 3,000,000.0		$ 3,000,000.0
Share-based compensation expense			600,000		$ 1,200,000
Unvested grant restricted stock units (in shares)					4,161,000	0	2,482,000	0	0
RSUs | Retention Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares received per award (in shares)							1			1
Share-based compensation expense							$ 500,000	$ 0	$ 0
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							4 years
Unrecognized compensation expense			3,000,000		$ 3,000,000		$ 400,000
Share-based compensation expense			600,000	$ 0	$ 1,200,000	$ 0
Unvested grant restricted stock units (in shares)					1,004,000	0	559,000
PSUs | Retention Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares received per award (in shares)							1			1
Percent of base salary							50.00%			50.00%
Unrecognized compensation expense			$ 54,000		$ 54,000		$ 87,000			$ 400,000
Achievement deemed probable, percent			20.00%		20.00%
Share-based compensation expense			$ 11,000		$ 33,000